UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Wharton Business Group, LLC
      740 Springdale Drive, Suite 208
      Exton, PA 19341



Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   B.J. Webster
Title:  Chief Compliance Officer
Phone:  610-594-7205

Signature, Place, and Date of Signing:


   B.J. Webster 	    Exton, PA                   8/9/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              117
                                                  -----------------------

Form 13F Information Table Value Total:             844442 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8

                                  TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL  DISCRETION    MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                 COM        002824100       8318  158085SH                 SOLE                         158085
ABERDEEN ASIA PACIFIC INC FD        COM        003009107      14013 1911753SH                 SOLE                        1911753
AGCO CORP                           COM        001084102        495   10031SH                 SOLE                          10031
AGRIUM INC                          COM        008916108      10115  115255SH                 SOLE                         115255
APACHE CORP                         COM        037411105      18754  151986SH                 SOLE                         151986
APPLE COMPUTER                      COM        037833100       1407    4191SH                 SOLE                           4191
ARCH COAL INC                       COM        039380100        863   32389SH                 SOLE                          32389
BHP BILLITON LTD SPONS ADR          SPON ADR   088606108       6801   71869SH                 SOLE                          71869
BIOTECH HLDRS TR DPTY RCPTS         DPTY RPTS  09067D201        300    2800SH                 SOLE                           2800
BLACKROCK INC                       COM        09247X101        516    2691SH                 SOLE                           2691
BUCYRUS INTL INC                    COM        118759109        244    2663SH                 SOLE                           2663
BUNGE LIMITED F                     COM        G16962105       6659   96579SH                 SOLE                          96579
CANADIAN NATURAL RES LTD            COM        136385101      10543  251872SH                 SOLE                         251872
CATERPILLAR INC                     COM        149123101       4483   42108SH                 SOLE                          42108
CHESAPEAKE ENERGY CORP              COM        165167107       2494   84017SH                 SOLE                          84017
CHEVRONTEXACO CORP                  COM        166764100      15219  147989SH                 SOLE                         147989
CISCO SYS INC                       COM        17275R102       1004   64321SH                 SOLE                          64321
CLIFFS NATURAL RESOURCES            COM        18683K101      18419  199237SH                 SOLE                         199237
CONOCOPHILLIPS                      COM        20825C104      15049  200151SH                 SOLE                         200151
CUMMINS INC                         COM        231021106       9868   95354SH                 SOLE                          95354
CURRENCYSHARES AUSTRALN DLR         ASTRLN DOL 23129U101      19848  184424SH                 SOLE                         184424
CURRENCYSHARESCDN DLR TR CDN        CDN DOL    23129X105      13849  134317SH                 SOLE                         134317
DEERE & COMPANY                     COM        244199105       7103   86153SH                 SOLE                          86153
DEUTSCHE BK AG LONDON BRH DB AGR    AG DL ETN  25154H558        130   10735SH                 SOLE                          10735
DEVON ENERGY CORP                   CL A       25179M103      10166  128991SH                 SOLE                         128991
DU PONT E I DE NEMOURS & CO         COM        263534109        686   12697SH                 SOLE                          12697
EQUITY RESIDENTIAL                  SH BEN INT 29476L107       3628   60470SH                 SOLE                          60470
EXCEL MARITIME CARRIERS LTD SHS     COM        V3267N107         47   15210SH                 SOLE                          15210
EXELON CORP                         COM        30161N101        513   11975SH                 SOLE                          11975
EXXON MOBIL CORP                    COM        30231G102        867   10656SH                 SOLE                          10656
FOREST LABORATORIES INC             COM        345838106        773   19652SH                 SOLE                          19652
FREEPORT MCMORAN COPPER             COM        35671D857      23643  446945SH                 SOLE                         446945
GENERAL ELECTRIC CO                 COM        369604103        249   13193SH                 SOLE                          13193
GENUINE PARTS CO                    COM        372460105        664   12105SH                 SOLE                          12105
GOLDMAN SACHS GROUP INC             COM        38141G104       1641   12329SH                 SOLE                          12329
GOOGLE INC                          COM        38259P508        663    1309SH                 SOLE                           1309
HEALTH CARE REIT INC                COM        42217K106       3415   65140SH                 SOLE                          65140
HEWLETT PACKARD CO                  COM        428236103        380   10445SH                 SOLE                          10445
HOME PROPERTIES INC                 COM        437306103       3523   57870SH                 SOLE                          57870
HONEYWELL INTL INC                  COM        438516106        682   11453SH                 SOLE                          11453
INNOVATIVE SOLUTIONS & SUPPORT      COM        45769N105        106   19395SH                 SOLE                          19395
INTEL                               COM        458140100       7759  350137SH                 SOLE                         350137
INTERCONTINENTAL EXCH INTL          COM        45865V100       1827   14646SH                 SOLE                          14646
INTL BUSINESS MACHINES              COM        459200101      22493  131119SH                 SOLE                         131119
ISHARES GOLD ETP                    ISHARES    464285105       6793  464000SH                 SOLE                         464000
ISHARES INC MSCI HONG KONG IDX FD   MSCI HK    464286871      14255  769720SH                 SOLE                         769720
ISHARES INC MSCI PACIFIC EX JAPAN   MSCI PAC J 464286665      25442  534378SH                 SOLE                         534378
ISHARES INC MSCI SOUTH KOREA IDX FD MSCI S KOR 464286772      38498  592283SH                 SOLE                         592283
ISHARES MSCI BRIC INDEX FUND        MSCI BRIC  464286657       2076   43430SH                 SOLE                          43430
ISHARES MSCI CANADA INDEX           MSCI COA   464286509        577   18210SH                 SOLE                          18210
ISHARES MSCI EAFE GROWTH INDEX      GRW IDX    464288885       4294   68089SH                 SOLE                          68089
ISHARES MSCI SINGAPORE IDX FD       MSCI SGPOR 464286673      32177 2343549SH                 SOLE                        2343549
ISHARES MSCI TAIWAN                 MSCI TWN   464286731      27373 1803209SH                 SOLE                        1803209
ISHARES NASDAQ BIO TECHNOLOGY       ANASDQ BIO 464287556        230    2155SH                 SOLE                           2155
ISHARES S&P LATIN AMER 40 IDX       S7P LTN AM 464287390      21087  408500SH                 SOLE                         408500
ISHARES TR DOW JONES US MED DEV IDX DJ MED D   464288810       1302   19435SH                 SOLE                          19435
ISHARES TR LRGE GRW IDX ETF         LG GRW IDX 464287119        502    7365SH                 SOLE                           7365
ISHARES TR S&P 100 IDX FD           S&P100 IDX 464287101      20102  342212SH                 SOLE                         342212
JOHNSON & JOHNSON                   COM        478160104       1736   26092SH                 SOLE                          26092
JOY GLOBAL INC                      COM        481165108      16275  170883SH                 SOLE                         170883
JP MORGAN CHASE & CO                COM        46625H100       2829   69101SH                 SOLE                          69101
KIMBERLY CLARK CORP                 COM        494368103        510    7668SH                 SOLE                           7668
LORILLARD INC                       COM        544147101        210    1930SH                 SOLE                           1930
MARATHON OIL CORP                   COM        565849106       1220   23155SH                 SOLE                          23155
MARKET VECTORS ETF TR COAL ETF      COAL ETF   57060U837       2705   57015SH                 SOLE                          57015
MARKET VECTORS ET TR INDONESIA ETF  INDNSA ETF 57060U753      27739  867396SH                 SOLE                         867396
MARKET VECTORS ETF TR RUSSIA ETF    RUSS SMCAP 57060U506        287    7450SH                 SOLE                           7450
MARKET VECTORS ETF TRUST AGRIBUS    AGRBUS ETF 57060U605      13494  250859SH                 SOLE                         250859
MARKET VECTORS GOLD MINE            COM        57060U100       2192   40150SH                 SOLE                          40150
MEADWESTVACO CORP                   COM        583334107        449   13480SH                 SOLE                          13480
MERCK & CO INC                      COM        58933Y105       1300   36848SH                 SOLE                          36848
MICROSOFT                           COM        594918104      10557  406043SH                 SOLE                         406043
MID PENN BANCORP INCCOM             COM        59540G107        153   18674SH                 SOLE                          18674
MORGAN STANLEY                      COM        617446448       2805  121912SH                 SOLE                         121912
MOSAIC CO                           COM        61945C103      13046  192615SH                 SOLE                         192615
MYLAN LABS INC                      COM        628530107       6644  269298SH                 SOLE                         269298
NATIONAL OILWELL VARCO              COM        637071101       8099  103559SH                 SOLE                         103559
NEXEN INC                           COM        65334H102        200    8890SH                 SOLE                           8890
OIL SVC HOLDRS TR OIL SVC HOLDERS   DPTY RPT   678002106       2858   18800SH                 SOLE                          18800
ORACLE CORPORATION                  COM        68389X105      18519  562705SH                 SOLE                         562705
PEABODY ENERGY CORP                 COM        704549104      20164  342289SH                 SOLE                         342289
PETROLEO BRASILEIRO SA PETROBRAS    SPON ADR   71654V408       4425  130688SH                 SOLE                         130688
PHILIP MORRIS INTL INC              COM        718172109       6309   94485SH                 SOLE                          94485
POTASH CORP SASK INC                COM        73755L107      12668  222281SH                 SOLE                         222281
POWERSH CLEANTECH PRTFOLIO          COM        73935X278        217    7632SH                 SOLE                           7632
POWERSH ETF TR II S&P SMCAP ENERGY  S&P SMCP   73937B704      13487  348503SH                 SOLE                         348503
POWERSH XTR FD TR DYN NETWK PORT    DYN NETWK  73935X815      12336  436200SH                 SOLE                         436200
POWERSH XTR FD TR DYNLRGECAP VAL PT DYNM LRG C 73935X708      10158  508392SH                 SOLE                         508392
POWERSH FINANCIAL PREF ETF          FNL PFD PT 73935X229        341   18886SH                 SOLE                          18886
PPL CORP                            COM        69351T106        211    7479SH                 SOLE                           7479
RAYTHEON CO COM NEW                 COM NEW    755111507        457    9161SH                 SOLE                           9161
RIO TINTO PLC                       SPON ADR   767204100        577    7979SH                 SOLE                           7979
SECTOR SPDR TECH SEL SH BENFCL INT  SBI INT TC 81369Y803      11105  432090SH                 SOLE                         432090
SEMICONDUCTOR HOLDRSTR DEP RCPT     SPON ADR   81663N206       1711   50200SH                 SOLE                          50200
SHAW GROUP INC                      COM        820280105        384   12705SH                 SOLE                          12705
SOUTHERN COPPER CORP DEL COM        COM        84265V105        257    7807SH                 SOLE                           7807
SPDR SERIES TRUST KBW BK ETF        SPDR KBW   78464A797      30886 1287444SH                 SOLE                        1287444
STATOIL ASA SPONSORED ADR CMN       SPON ADR   85771P102       9954  391112SH                 SOLE                         391112
STILLWATER MINING CORP              COM        86074Q102       9224  419064SH                 SOLE                         419064
STRYKER CORP                        COM        863667101       1387   23640SH                 SOLE                          23640
SUNCOR ENERGY INC NEW F             COM        867224107       1307   33422SH                 SOLE                          33422
SUSQUEHANNA BANCSHARES INC PA       COM        869099101        791   98891SH                 SOLE                          98891
SYSCO CORP                          COM        871829107        233    7458SH                 SOLE                           7458
TERRA NITROGEN CO DEP RCPT EVIDENC  COM        881005201       1261    9172SH                 SOLE                           9172
TEVA PHARMACEUTICAL INDS LTD ADR    ADR        881624209        750   15559SH                 SOLE                          15559
TRANSOCEAN INC NEW F                REG SHS    H8817H100       4848   75089SH                 SOLE                          75089
VANGUARD HEALTH CARE                HLTH ETF   92204A504       2531   39451SH                 SOLE                          39451
WASTE MANAGEMENT INC                COM        94106L109        575   15429SH                 SOLE                          15429
WATSON PHARMACEUTICALS INC          COM        942683103       7038  102406SH                 SOLE                         102406
WISDOMTREE DREYFUS CHIN YUAN FD     CH YUANETF 97717W182       1600   62930SH                 SOLE                          62930
WISDOMTREE EMRGG MKT EQ INC ETF     EMG MKTETF 97717W315      15450  253361SH                 SOLE                         253361
WISDOMTREE EMERG MKT SMCAP DVD ETF  SMCAP DIV  97717W604       9560  182000SH                 SOLE                         182000
WISDOMTREE TR BRAZILIAN REAL FD     BRAZ RLETF 97717W240      19775  676544SH                 SOLE                         676544
WISDOMTREE TR INDIA EARNINGS FD     INDIA ERNG 97717W422      31248 1305264SH                 SOLE                        1305264
WISDOMTREE TR INTL ENERGY SEC       INTL ENGY  97717W711        652   22990SH                 SOLE                          22990
WISDOMTREE TR NEW ZEALAND DOLLAR    N ZEAL     97717W216        792   31045SH                 SOLE                          31045
ZIMMER HLDGS INC                    COM        98956P102       1019   16122SH                 SOLE                          16122

TOTAL                                                 $844442(x1000)
